LONG-TERM DEBT AND NOTE PAYABLE - Narrative (Details)	12 Months Ended
	Oct. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	May 02, 2017 USD ($)	May 01, 2017 USD ($)
Line of Credit Facility [Line Items]
Outstanding initial term loan				$ 144,100,000
Line of credit facility, amount outstanding	$ 10,000,000	$ 9,100,000
Consolidated total net debt to EBITDA leverage ratio	3.85	2.86
Note payable	$ 440,000	$ 460,000
Senior Notes
Line of Credit Facility [Line Items]
Redemption percentage of principal	108.25%
Term Loan
Line of Credit Facility [Line Items]
Term loan credit facility, aggregate principal amount	$ 250,000,000
Debt instrument, quarterly debt amortization, percent of aggregate principal amount	1.00%
New Term Loans
Line of Credit Facility [Line Items]
Senior notes, aggregate principal amount			$ 144,100,000
Adjusted LIBOR base rate	1.00%
Borrowing margin percentage	3.00%
Alternate base rate percentage	2.00%
Percentage above basis	2.00%
Voluntary prepayments	$ 10,000,000	40,000,000
New Term Loans | Long-term Debt
Line of Credit Facility [Line Items]
Percentage of premium payable for repricing transaction	1.00%
Swingline
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000
ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, amount outstanding	150,000,000
Increase in letter of credit	30,000,000
Line of credit facility, remaining borrowing capacity	140,000,000	140,900,000
Minimum borrowing capacity	$ 21,000,000	$ 21,100,000
Overdue additional interest rate percentage	2.00%
Maximum | Senior Notes
Line of Credit Facility [Line Items]
Debt instrument, redemption price, percentage of principal amount redeemed	40.00%
Minimum | ABL Facility
Line of Credit Facility [Line Items]
Amended net debt to EBITDA leverage ratio	1
8.25% senior notes, due January 2023
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage	8.25%	8.25%
8.25% senior notes, due January 2023 | Senior Notes
Line of Credit Facility [Line Items]
Senior notes, aggregate principal amount	$ 250,000,000.0
Debt instrument stated rate	8.25%
Prior to January 15, 2018 | Senior Notes
Line of Credit Facility [Line Items]
Redemption percentage of principal	100.00%
Amended Credit Agreement, Due June 2022 | Maximum | New Term Loans | Long-term Debt
Line of Credit Facility [Line Items]
Percentage of annual excess cash flow	50.00%
Amended Credit Agreement, Due June 2022 | Minimum | New Term Loans | Long-term Debt
Line of Credit Facility [Line Items]
Percentage of annual excess cash flow	0.00%
Base Rate | Maximum | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.25%
Base Rate | Minimum | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	0.75%
London Interbank Offered Rate (LIBOR) | Maximum | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	2.25%
London Interbank Offered Rate (LIBOR) | Minimum | ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.75%
Federal Funds Rate | ABL Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%